Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011
NET REVENUES
Educational programs and services	$ 857,685	$ 675,189	$ 490,418
Books and others	102,169	78,006	49,433
Total net revenues	959,854	753,195	539,851
Operating costs and expenses
Cost of revenues	(384,177)	(293,063)	(213,779)
Selling and marketing	(142,098)	(113,568)	(81,954)
General and administrative	(311,014)	(226,404)	(148,409)
Loss on disposal of subsidiaries			(1,537)
Total operating costs and expenses	(837,289)	(633,035)	(445,679)
OPERATING INCOME	122,565	120,160	94,172
OTHER INCOME, NET
Interest income	30,121	25,488	13,017
Miscellaneous income, net	772	1,040	1,241
Income before income tax expense and loss from equity method investment	153,458	146,688	108,430
Provision for income taxes:
Current	(18,985)	(14,027)	(9,390)
Deferred	3,630	3,255	1,154
Provision for income taxes	(15,355)	(10,772)	(8,236)
Loss from equity method investment	(1,427)
Income from continuing operations	136,676	135,916	100,194
Gain (Loss) from discontinued operations, net of tax	(407)	(3,228)	1,345
Net income	136,269	132,688	101,539
Add: Net loss attributable to noncontrolling interest			235
Net income attributable to New Oriental Education & Technology Group Inc.	136,269	132,688	101,774
Net income from continuing operation per share attributable to shareholders of New Oriental Education & Technology Group Inc. (Note 18)
- Basic	$ 0.88	$ 0.88	$ 0.65
- Diluted	$ 0.87	$ 0.87	$ 0.64
Net income from discontinued operation per share attributable to shareholders of New Oriental Education & Technology Group Inc. (Note 18)
- Basic	$ 0.00	$ (0.02)	$ 0.01
- Diluted	$ 0.00	$ (0.02)	$ 0.01
Weighted average shares used in calculating basic net income per share	155,762,959	154,627,784	153,253,065
Weighted average shares used in calculating diluted net income per share	157,823,792	156,872,441	156,071,833
Share-based compensation expense included in:
Share-based compensation expense	27,242	24,125	15,045
Cost of revenues [Member]
Share-based compensation expense included in:
Share-based compensation expense		216	900
General and administrative expense [Member]
Share-based compensation expense included in:
Share-based compensation expense	$ 27,242	$ 23,909	$ 14,145